John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 1/31/2024

Consolidated Fund’s investments
As of 1-31-24 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 78.7%				$1,149,235,413
(Cost $1,149,270,494)
U.S. Government 78.7%				1,149,235,413
U.S. Treasury Bill	5.180	02-15-24	119,500,000	119,256,154
U.S. Treasury Bill	5.196	02-22-24	117,000,000	116,640,920
U.S. Treasury Bill	5.216	03-14-24	87,000,000	86,464,334
U.S. Treasury Bill	5.220	03-21-24	119,000,000	118,146,812
U.S. Treasury Bill	5.220	03-28-24	148,000,000	146,790,671
U.S. Treasury Bill	5.235	03-07-24	153,000,000	152,215,958
U.S. Treasury Bill	5.240	02-01-24	128,000,000	128,000,000
U.S. Treasury Bill	5.240	02-08-24	122,500,000	122,374,996
U.S. Treasury Bill	5.255	02-29-24	160,000,000	159,345,568

Total investments (Cost $1,149,270,494) 78.7%	$1,149,235,413
Other assets and liabilities, net 21.3%	311,058,338
Total net assets 100.0%	$1,460,293,751

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
30-Year U.S. Treasury Bond Futures	20	Long	Mar 2024	$2,422,335	$2,456,250	$33,915
3-Month EURIBOR Futures	3,249	Long	Jun 2025	859,650,667	859,405,145	(245,522)
3-Month SONIA Index Futures	488	Long	Sep 2025	148,947,216	149,137,223	190,007
Brent Crude Futures	751	Long	Mar 2024	58,775,429	60,425,460	1,650,031
CAC 40 Index Futures	732	Long	Feb 2024	58,365,804	60,453,503	2,087,699
Cocoa Futures	239	Long	Mar 2024	10,048,642	11,730,712	1,682,070
Cocoa Futures	34	Long	May 2024	1,645,765	1,638,643	(7,122)
Coffee ’C’ Futures	137	Long	Mar 2024	8,706,456	9,964,181	1,257,725
Coffee ’C’ Futures	204	Long	May 2024	14,441,380	14,603,850	162,470
Cotton No.2 Futures	90	Long	Mar 2024	3,605,594	3,829,500	223,906
Cotton No.2 Futures	144	Long	May 2024	6,179,208	6,217,920	38,712
DAX Index Futures	429	Long	Mar 2024	196,200,307	195,971,491	(228,816)
Dow Jones Industrial Average E-Mini Index Futures	302	Long	Mar 2024	57,126,219	57,802,800	676,581
Euro STOXX 50 Index Futures	2,936	Long	Mar 2024	144,734,627	147,572,607	2,837,980
Euro-BOBL Futures	1,561	Long	Mar 2024	199,179,250	199,703,004	523,754
Euro-Bund Futures	488	Long	Mar 2024	70,872,095	71,512,649	640,554
FTSE 100 Index Futures	1,258	Long	Mar 2024	120,664,993	121,116,059	451,066
Gasoline RBOB Futures	468	Long	Mar 2024	43,207,380	43,769,981	562,601
Hang Seng Index Futures	137	Long	Feb 2024	14,072,603	13,625,538	(447,065)
Low Sulphur Gasoil Futures	849	Long	Mar 2024	65,710,741	70,849,050	5,138,309
Nasdaq 100 E-Mini Index Futures	10	Long	Mar 2024	3,313,736	3,448,450	134,714
Nikkei 225 Index Futures	507	Long	Mar 2024	113,923,328	123,598,043	9,674,715
NY Harbor ULSD Futures	595	Long	Mar 2024	65,732,644	69,589,653	3,857,009
S&P 500 E-Mini Index Futures	371	Long	Mar 2024	88,490,735	90,347,775	1,857,040
Silver Futures	205	Long	Mar 2024	24,420,189	23,534,000	(886,189)
Soybean Meal Futures	380	Long	Mar 2024	16,388,214	14,003,000	(2,385,214)
Sugar No. 11 (World) Futures	324	Long	Mar 2024	8,924,199	8,730,893	(193,306)
Sugar No. 11 (World) Futures	486	Long	May 2024	12,498,211	12,606,451	108,240
TOPIX Index Futures	673	Long	Mar 2024	108,816,466	115,413,235	6,596,769
U.S. Dollar Index Futures	244	Long	Mar 2024	25,119,174	25,240,580	121,406
WTI Crude Futures	595	Long	Feb 2024	43,672,514	45,095,050	1,422,536
Zinc Futures	156	Long	Mar 2024	9,933,590	9,825,465	(108,125)
10-Year U.S. Treasury Note Futures	722	Short	Mar 2024	(80,755,785)	(81,191,156)	(435,371)
2-Year U.S. Treasury Note Futures	3,805	Short	Apr 2024	(777,596,482)	(782,730,117)	(5,133,635)
3-Month SOFR Index Futures	2,322	Short	Sep 2025	(560,885,175)	(561,227,400)	(342,225)
5-Year U.S. Treasury Note Futures	2,283	Short	Apr 2024	(246,254,161)	(247,687,664)	(1,433,503)
Australian 10-Year Bond Futures	312	Short	Mar 2024	(23,714,303)	(23,788,255)	(73,952)
Canadian 10-Year Bond Futures	390	Short	Mar 2024	(35,027,594)	(35,288,408)	(260,814)
Corn Futures	1,590	Short	Mar 2024	(38,604,302)	(35,616,000)	2,988,302
Electrolytic Copper Futures	215	Short	Mar 2024	(44,217,966)	(46,058,375)	(1,840,409)
Euro-Schatz Futures	4,878	Short	Mar 2024	(559,146,145)	(559,425,675)	(279,530)
Gold 100 Oz Futures	117	Short	Apr 2024	(23,879,190)	(24,021,270)	(142,080)
Hard Red Winter Wheat Futures	488	Short	Mar 2024	(15,662,307)	(15,182,900)	479,407
Long Gilt Futures	127	Short	Mar 2024	(16,000,422)	(16,109,178)	(108,756)
Natural Gas Futures	976	Short	Feb 2024	(24,621,591)	(20,710,720)	3,910,871
Primary Aluminum Futures	254	Short	Mar 2024	(14,378,098)	(14,382,242)	(4,144)
Russell 2000 E-Mini Index Futures	78	Short	Mar 2024	(7,807,895)	(7,628,010)	179,885
Soybean Futures	29	Short	Mar 2024	(1,758,521)	(1,772,263)	(13,742)
Soybean Oil Futures	263	Short	Mar 2024	(7,472,512)	(7,266,690)	205,822
Wheat Futures	683	Short	Mar 2024	(20,227,459)	(20,344,863)	(117,404)
						$35,007,172
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	94,334,000	USD	62,370,133	BOA	3/22/2024	—	$(383,044)
CAD	49,395,000	USD	36,858,902	BOA	3/22/2024	—	(95,789)
CHF	188,405,000	USD	222,787,152	BOA	3/22/2024	—	(3,292,501)
EUR	32,851,000	USD	36,035,760	BOA	3/22/2024	—	(459,435)
GBP	60,346,000	USD	76,701,747	BOA	3/22/2024	—	(195,868)
JPY	1,799,810,000	USD	12,821,728	BOA	3/22/2024	—	(497,554)
MXN	1,253,784,000	USD	70,975,950	BOA	3/22/2024	$1,274,711	—
NZD	69,287,000	USD	42,803,732	BOA	3/22/2024	—	(449,512)
USD	118,404,132	AUD	177,126,000	BOA	3/22/2024	2,014,229	—
USD	183,899,312	CAD	248,598,000	BOA	3/22/2024	—	(1,124,199)
USD	191,526,150	CHF	165,896,000	BOA	3/22/2024	—	(1,745,178)
USD	356,805,135	EUR	328,385,000	BOA	3/22/2024	1,177,260	—
USD	35,740,204	GBP	28,352,000	BOA	3/22/2024	—	(204,095)
USD	172,287,875	JPY	24,663,761,000	BOA	3/22/2024	3,403,116	—
USD	1,967,415	MXN	34,374,000	BOA	3/22/2024	—	(13,424)
USD	6,245,256	NZD	10,201,000	BOA	3/22/2024	9,520	—
						$7,878,836	$(8,460,599)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of January 31, 2024, the net assets of the subsidiary were $86,055,373 representing 5.9% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$1,149,235,413	—	$1,149,235,413	—
Total investments in securities	$1,149,235,413	—	$1,149,235,413	—
Derivatives:
Assets
Futures	$49,694,096	$49,694,096	—	—
Forward foreign currency contracts	7,878,836	—	$7,878,836	—
Liabilities
Futures	(14,686,924)	(14,239,859)	(447,065)	—
Forward foreign currency contracts	(8,460,599)	—	(8,460,599)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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